Short-Term Loans (Details) ¥ in Millions, $ in Millions	Feb. 28, 2025	Feb. 18, 2025 USD ($)	Feb. 18, 2025 CNY (¥)
Short-Term Loans [Line Items]
Short term debt		$ 1.4	¥ 10
Annual interest rate	3.30%
Maturity date of the loan	February 17, 2026